OPERATING SEGMENT INFORMATION - Items that do not affect cash per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reportable Segment
Items that do not affect cash per segment:
Depreciation and amortization	R$ 1,701,990	R$ 1,523,906	R$ 1,767,910
Constitution (Reversal) of onerous contract	(1,353,849)	(594,323)	1,175,185
Provision of recoverable assets (impairment)	(6,546,048)	724,766	5,758,227
Total	(6,197,907)	1,654,349	8,701,322
Administration
Items that do not affect cash per segment:
Depreciation and amortization	160,123	157,722	201,993
Provision of recoverable assets (impairment)	(42,634)	213,488	(1,852)
Total	117,489	371,210	200,142
Generation
Items that do not affect cash per segment:
Depreciation and amortization	1,541,867	1,366,184	1,562,407
Constitution (Reversal) of onerous contract	(1,353,849)	(612,425)	1,904,749
Provision of recoverable assets (impairment)	(6,458,393)	1,618,759	3,396,523
Total	(6,270,375)	2,372,518	6,863,679
Transmission
Items that do not affect cash per segment:
Depreciation and amortization			3,510
Constitution (Reversal) of onerous contract		18,102	(729,564)
Provision of recoverable assets (impairment)	(45,021)	(1,107,481)	2,363,556
Total	R$ (45,021)	R$ (1,089,379)	R$ 1,637,502